Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of composition of other liabilities

As at	Dec 31 2025	Dec 31 2024
Share-based compensation liability (note 14)	$51,559	$73,547
Site restoration costs	42,390	38,048
Land mortgage	26,920	27,483
Defined benefit pension plans (note 21)	21,849	20,531
Cash flow hedges (note 19)	36,106	36,811
Other	4,012	882
	182,836	197,302
Less current maturities	(25,598)	(46,840)
	$157,238	$150,462

Schedule of provision for site restoration costs	The movement in the provision during the year is explained as follows:

	2025	2024
Balance at January 1	$38,048	$32,596
New or revised provisions	(11,154)	3,831
Additions - acquired plant sites	13,685	—
Accretion expense	1,811	1,621
Balance at December 31	$42,390	$38,048